Schedule of financial assets measured at amortized cost and financial liabilities at amortized cost (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 7,991,266	$ 10,341,500		$ 9,489,266
Cash and cash equivalents	409,464	529,887	$ 2,393,636	3,044,466	$ 1,951,053
Trade and other payables	2,746,493	3,554,236		6,574,785
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,848,968	10,157,353		8,924,312
Cash and cash equivalents	409,464	529,887		3,044,466
Amount due from related parties	768,730	994,812
Total financial assets measured at amortized cost	9,027,162	11,682,052		11,968,778
Trade and other payables	2,582,962	3,342,610		6,295,147
Amount due to related parties	744,038	962,860		1,450,305
Borrowings	1,989,904	2,575,135		61,371
Total financial liabilities measured at amortized cost	$ 5,316,904	$ 6,880,605		$ 7,806,823